Borrowings and Lines of Credit	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Borrowings and Lines of Credit
BORROWINGS AND LINES OF CREDIT

(dollars in millions)	2013	2012
Short-term borrowings:
Commercial paper	$200	$320
Other borrowings	188	183
Total short-term borrowings	$388	$503

At December 31, 2013, we had revolving credit agreements with various banks permitting aggregate borrowings of up to $4 billion pursuant to a $2 billion revolving credit agreement and a $2 billion multicurrency revolving credit agreement, both of which expire in November 2016. As of December 31, 2013, there were no borrowings under either of these revolving credit agreements. The undrawn portions of these revolving credit agreements are also available to serve as backup facilities for the issuance of commercial paper. As of December 31, 2013, our maximum commercial paper borrowing authority as set by our Board of Directors was $4 billion. We generally use our commercial paper borrowings for general corporate purposes, including the funding of potential acquisitions and repurchases of our common stock.
The weighted-average interest rates applicable to short-term borrowings outstanding at December 31, 2013 and 2012 were 1.8% and 0.9%, respectively. At December 31, 2013, approximately $1.4 billion was available under short-term lines of credit with local banks at our various domestic and international subsidiaries.
On September 27, 2013, we redeemed all remaining outstanding 2021 Goodrich 3.600% notes, representing $294 million in aggregate principal, under our redemption notice issued on August 28, 2013. On August 23, 2013, we redeemed all remaining outstanding 2019 Goodrich 6.125% notes, representing $202 million in aggregate principal, under our redemption notice issued on July 24, 2013. On June 24, 2013, we redeemed all remaining outstanding 2015 UTC 1.200% Senior Notes, representing $327 million in aggregate principal, under our redemption notice issued on May 24, 2013. On May 7, 2013, we commenced cash tender offers for two series of outstanding notes issued by Goodrich and the UTC 1.200% Senior Notes. A total of $874 million principal amount of all notes subject to the tender offers, and $36 million of the fair value adjustment related to the notes assumed in the Goodrich acquisition, were repaid, including approximately $103 million principal amount of the 2016 Goodrich 6.290% notes, approximately $98 million principal amount of the 2019 Goodrich 6.125% notes, and approximately $674 million principal amount of the 2015 UTC 1.200% Senior Notes. A combined net extinguishment loss of approximately $23 million was recognized within Interest expense, net in the accompanying Consolidated Statements of Operations.
As previously disclosed, on December 6, 2012, we announced that we had commenced cash tender offers for six series of outstanding notes issued by Goodrich. These offers expired on January 7, 2013. Approximately $637 million in aggregate principal amount of notes subject to the tender offers and $126 million of the fair value adjustment were repaid, with $635 million in aggregate principal amount being eligible for the early tender premium and approximately $2 million in aggregate principal amount being paid on January 8, 2013. An extinguishment loss of approximately $26 million was recognized within Interest expense, net during 2012.
Long-term debt consisted of the following as of December 31:

(dollars in millions)	2013	2012
LIBOR § plus 0.270% floating rate notes due 2013	$—	$1,000
LIBOR § plus 0.500% floating rate notes due 2015	500	500
1.200% notes due 2015*	—	1,000
4.875% notes due 2015*	1,200	1,200
6.290% notes due 2016‡	186	291
5.375% notes due 2017*	1,000	1,000
1.800% notes due 2017*	1,500	1,500
6.800% notes due 2018‡	99	99
6.125% notes due 2019‡	—	300
6.125% notes due 2019*	1,250	1,250
8.875% notes due 2019	272	272
4.500% notes due 2020*	1,250	1,250
4.875% notes due 2020‡	171	171
3.600% notes due 2021‡	—	295
8.750% notes due 2021	250	250
3.100% notes due 2022*	2,300	2,300
1.550% junior subordinated notes due 2022†	1,100	1,100
7.100% notes due 2027‡	141	141
6.700% notes due 2028	400	400
7.500% notes due 2029*	550	550
5.400% notes due 2035*	600	600
6.050% notes due 2036*	600	600
6.800% notes due 2036‡	134	134
7.000% notes due 2038‡	159	159
6.125% notes due 2038*	1,000	1,000
5.700% notes due 2040*	1,000	1,000
4.500% notes due 2042*	3,500	3,500
Project financing obligations	86	100
Other (including capitalized leases)‡	395	403
Total principal long-term debt	19,643	22,365
Other (fair market value adjustments and discounts)‡	210	353
Total long-term debt	19,853	22,718
Less current portion	112	1,121
Long-term debt, net of current portion	$19,741	$21,597

*
We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.

†
The junior subordinated notes are redeemable at our option, in whole or in part, on a date not earlier than August 1, 2017. The redemption price will be the principal amount, plus accrued and unpaid interest, if any, up to but excluding the redemption date. We may extend or eliminate the optional redemption date as part of a remarketing of the junior subordinated notes which could occur between April 29, 2015 and July 15, 2015 or between July 23, 2015 and July 29, 2015.

‡	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.

§	The three-month LIBOR rate as of December 31, 2013 was approximately 0.2%.
The project financing obligations noted above are associated with the sale of rights to unbilled revenues related to the ongoing activity of an entity owned by UTC Climate, Controls & Security. The percentage of total short-term borrowings and long-term debt at variable interest rates was 10% and 9% at December 31, 2013 and 2012, respectively. Interest rates on our commercial paper borrowings are considered variable due to their short-term duration and high-frequency of turnover.
The schedule of principal payments required on long-term debt for the next five years and thereafter is:

(dollars in millions)
2014	$112
2015	1,732
2016	233
2017	2,534
2018	121
Thereafter	14,911
Total	$19,643

We have an existing universal shelf registration statement filed with the Securities and Exchange Commission (SEC) for an indeterminate amount of securities for future issuance, subject to our internal limitations on the amount of securities to be issued under this shelf registration statement.